Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 99.5%
	Exchange Traded Funds - 99.5%
1,238,509	First Trust Preferred Securities And Income ETF	$21,810,144
1,468,147	First Trust TCW Opportunistic Fixed Income ETF (a)	64,627,831
649,739	Hartford Total Return Bond ETF (a)	21,642,806
1,329	iShares 7-10 Year Treasury Bond ETF	127,265
528	iShares Core U.S. Aggregate Bond ETF	51,380
461,969	iShares iBoxx Investment Grade Corporate Bond ETF	48,931,757
351,530	iShares JP Morgan USD Emerging Markets Bond ETF (a)	29,964,417
509,895	iShares MBS ETF	47,425,334
393	iShares National AMT-Free Muni Bond ETF	41,442
122,338	iShares TIPS Bond ETF	13,112,187
473,265	Janus Henderson Mortgage-Backed Securities ETF	21,604,547
91,026	Overlay Shares Core Bond ETF	1,860,262
284,554	PIMCO Active Bond Exchange-Traded Fund (a)	26,028,154
916	SPDR Bloomberg 1-3 Month T-Bill ETF	84,006
431,694	SPDR Doubleline Total Return Tactical ETF (a)	17,418,853
1,626	SPDR Portfolio Intermediate Term Corporate Bond ETF	51,935
434,704	SPDR Portfolio Long Term Treasury ETF	12,836,809
1,794,654	SPDR Portfolio Short Term Corporate Bond ETF	52,780,774
955,106	VanEck Fallen Angel High Yield Bond ETF	26,150,802
763,063	Xtrackers USD High Yield Corporate Bond ETF	26,058,601
	TOTAL INVESTMENT COMPANIES (Cost - $457,391,732)	432,609,306

	SHORT TERM INVESTMENTS - 0.5%
	Money Market Funds - 0.5%
2,129,920	First American Treasury Obligations Fund, Class X, 4.48% (b)	2,129,920
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,129,920)	2,129,920

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.1%
39,576,462	First American Government Obligations Fund, Class X, 4.30% (b)	39,576,462
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $39,576,462)	39,576,462

	TOTAL INVESTMENTS - 109.1% (Cost - $499,098,114)	474,315,688
	Liabilities in Excess of Other Assets - (9.1)%	(39,534,913)
	NET ASSETS - 100.0%	$434,780,775

Percentages are stated as a percent of net assets.
(a) All or a portion of this security is out on loan as of February 28, 2023.
(b) Interest rate reflects seven-day yield on February 28, 2023.